............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001
            Check here if Amendment [ ]; Amendment Number:___________

                        This Amendment (Check only one.):
                           [_]  is a restatement.
                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc.,
                   the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
-----------------------------------------------------------------------
[Signature]

Dallas, Texas
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         6

Form 13F Information Table Value Total:

         $ 8,471 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                    NONE


                                                         White Rock Capital
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2001

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting  Authority
Name of Issuer        Class       CUSIP       (x $1000)  Prn Amt   Prn    Call     Dscretn      Managers
                                                                                                              Sole    Shared   None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Ericsson L M Tel.     ADR CL B
Co.                   SEK 10      294821400         559   100,000  SH              Sole                      100,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
i2 Technologies,      COM         465754109         362    25,000  SH              Sole                       25,000
Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Ivax Diagnostics,
Inc.                  COM         45070W109         645   198,400  SH              Sole                      198,400
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Microtune, Inc.       COM         59514P109       2,052   262,716  SH              Sole                      262,716
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
SoftNet Systems,
Inc.                  COM         833964109       1,780  1,186,800 SH              Sole                     1,186,800
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
ZixIt Corporation     COM         98974P100       3,073   437,000  SH              Sole                      437,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        6 DATA
                      RECORDS                     8,471            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------